UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C. 51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 239-0515

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2012.

Tridan Corp.
Schedule of Investments
January 31, 2012	Principal	Amortized	Fair
	Amount	Cost	Value

Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$430,267	$455,450

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	469,406	517,564

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	519,286	576,080

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	229,462	264,039

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	326,226	358,484

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	279,878	290,917

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	280,123	290,161

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	411,267	441,032

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	516,307	551,325

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	783,867	872,790

Cold Spring HBR NY Central School District
5.0% due February 1, 2016	100,000	112,099	116,708

Monroe County NY Ref Pub
Impts Unlimited Tax
6.0% due March 1, 2012	445,000	447,875	446,776

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	451,169	497,028

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	610,957	674,833

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,032,547	1,106,330

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,078,747	1,231,800

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,068,395	1,262,130

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,052,350	1,127,477

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,241,949	1,433,285

New York Environmental Facilities Corp
State Pers Income Tax Rev
5.25% due December 15, 2012	400,000	406,328	417,608

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	253,558	283,421
5.5% due April 1, 2017	700,000	784,377	826,644
5.25% due April 1, 2019 (call April 1, 2017)	200,000	216,697	244,084

N.Y.S. Thruway Authority
Second Gen Hwy & Brdg Trust Fund
5.25% due April 1, 2013	1,000,000	1,017,005	1,057,780

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	246,178	266,172

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	1,110,000	1,140,216	1,170,761

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	457,346	510,743

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	743,507	805,371

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	285,000	308,522	335,034

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	523,480	560,165

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	536,139	635,865

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	291,055	305,371

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @ 100)
5.0% due October 15, 2021	200,000	205,269	221,918

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,086,733	1,260,790

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	525,525	539,475
	19,125,000	20,084,112	21,955,411

Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	990,726	1,250,460

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	522,329	584,770

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	550,413	632,170
5.00% due November 1, 2021	1,000,000	1,101,974	1,251,000

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):
5.00% due August 15, 2023	420,000	427,645	499,321

Starpoint NY Central School District
% due June 15, 2018	850,000	1,023,942	1,027,667

Starpoint NY Central School District
Unlimited Tax
% due June 15, 2020	250,000	302,171	309,023

Pawling NY Central School District
Ref. Unlimited Tax
4.00% due November 15, 2015	330,000	361,349	368,267

Suffolk County New York Waterworks Rev
(Par Call June 1, 2013 @ 100)
4.75% due June 1, 2021	770,000	775,334	816,377

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	572,690	618,176

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	305,697	342,822
5.375% due March 1, 2028	150,000	155,038	188,543

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	584,020	604,235

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	355,377	411,281

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,028,833	1,171,960

Erie County New York
Indl. Dev. Agency
5.0% due May 1, 2014	250,000	270,517	273,305

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	525,777	567,094

Port Authority of NY and NJ
(Par Call January 15, 2016 @ 100)
5.00% due July 15, 2030	200,000	199,794	222,952

NYS Dormitory Authority
Pers Income Tax Rev Ref Educ
% due March 15, 2026	200,000	270,992	276,208

NYS Dormitory
(Par Call July 1, 2018 @ 100)
5.00% due July 1, 2029	300,000	300,000	337,479

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	796,099	940,102
	10,630,000	11,420,717	12,693,212

Pre-refunded
Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,078,773	1,097,490

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,010,514	1,123,930

Triborough Bridge & Tunnel Authority NY
Revs General Purpose Ref
(Escrowed to Maturity)
6.0% due January 1, 2012
	2,005,000	2,089,287	2,221,420

General Obligations
Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	300,000	308,765	313,899

Oyster Bay New York
Pub Impt Unlimited Tax
5.0% due February 15, 2015	150,000	160,479	169,544

Queensbury New York Union Free
4.00% due December 15, 2018	225,000	253,644	262,348

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	282,857	324,960
	925,000	1,005,745	1,070,751

Appropriation
N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	115,000	116,772	119,550
	115,000	116,772	119,550

N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.5% due March 15, 2011	-	-	-
5.0% due March 15, 2022	750,000	794,440	902,214
5.5% due March 15, 2025	500,000	560,946	687,165
	1,250,000	1,355,386	1,589,379

	$34,050,000	$36,072,019	$39,649,723

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 13, 2012

By (Signature and Title)	/s/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 13, 2012